Investment in associates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Schedule of Activity Related of Investment
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2023	—
Investment in Polestar Times Technology	29,400
Elimination of effects of downstream sales	13,904
Recognized share of losses in Polestar Times Technology	(43,304)
Balance as of December 31, 2023	$—
Investment in Polestar Times Technology	14,508
Elimination of effects of downstream sales	(9,538)
Recognized share of losses in Polestar Times Technology	(4,970)
Balance as of December 31, 2024	$—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2023	—
Unrecognized share of losses in Polestar Times Technology	(1,407)
Unrecognized balance as of December 31, 2023	$(1,407)
Unrecognized share of losses in Polestar Times Technology	(64,581)
Unrecognized balance as of December 31, 2024	$(65,988)

Schedule of Financial Information Own Financial Statements
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment for year ended in December 31, 2024 and 2023:

	For the year ended December 31,
	2024	2023
Polestar's percentage ownership interest	46.2%	49%
Non-current assets	46,918	19,295
Current assets	48,501	95,770
Non-current liabilities	(20,007)	(8,774)
Current liabilities	(175,538)	(137,689)
Net liabilities	$(100,126)	$(31,398)
Less: capital reserves	(30,156)	—
Less: share capital attributable to Xingji Meizu	(16,641)	—
Adjusted net liabilities	$(146,923)	$(31,398)
The Group's share of net liabilities	(67,878)	(15,385)
Elimination of effects of downstream sales in inventory	2,578	13,904
Elimination of effects of downstream sales in long-term assets	1,789	—
Unrecognized losses in Polestar Times Technology	64,581	1,407
Other reconciling items	(1,070)	74
Carrying amount of the Group's investment in Polestar Times Technology	$—	$—

Revenue	53,248	1,445
Net loss	(150,864)	(91,247)
Other comprehensive loss	320	—
Total comprehensive loss	(150,544)	(91,247)
The Group's share of losses in Polestar Times Technology	$(69,551)	$(44,711)